Gold Loan Payable and Gold in Trust (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gold loan payable	$ 3,227,545
Gold loan payable	3,929,015	$ 3,227,545
Change in fair value through profit & loss	(110,177)	18,156	$ (44,049)
Gold loan derivative instruments [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	391,620	375,417
Change in fair value through profit & loss	(110,177)	18,156
Foreign exchange difference	24,641	(1,953)
Derivative financial liabilities	306,084	391,620	375,417
Gold loan [member]
IfrsStatementLineItems [Line Items]
Gold loan payable	3,227,545	2,842,756
Accrued interest expense	314,024	271,093
Accrued standby fees	9,416	8,743
Accretion expense	144,868	114,535
Foreign exchange difference	233,162	(9,582)
Gold loan payable	$ 3,929,015	$ 3,227,545	$ 2,842,756